Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Options and Average Price

	Options (thousands)	Average price
Outstanding at January 1, 2016	11,557	2.55
Granted	2,601	0.38
Exercised	(58)	0.38
Forfeited	(313)	1.40
Expired	(1,846)	5.04

Outstanding at January 1, 2017	11,941	1.74
Granted	1,911	1.25
Exercised	(1,133)	0.78
Forfeited	(39)	0.96
Expired	(3,399)	2.71

Outstanding at December 31, 2017	9,281	1.40

Exercisable at December 31, 2017	7,322	1.52

Summary of Options and Average Life

Range of exercise price	Options (thousands)	Average life (years)
$0.38 to $0.68	1,939	2.5
$0.69 to $1.02	1,958	2.0
$1.03 to $1.64	1,849	3.3
$1.65 to $2.40	3,535	1.0

	9,281	1.8

Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the measurement of the fair values at grant date of the share-based payment plans are the following:

	2017	2016
Expected term (years)	4.45	4.49
Forfeiture rate	0%	0%
Volatility	60.6%	52.5%
Dividend yield	0%	0%
Risk-free interest rate	1.04%	0.57%

Weighted-average fair value per option	$0.61	$0.17

Summary of DSUs and PSUs issued and outstanding

The continuity of DSUs and PSUs issued and outstanding is as follows:

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2016	915	462
Granted	714	1,349
Settled	(306)	(59)
Forfeited	—	(45)

Outstanding at January 1, 2017	1,323	1,707
Granted	620	400
Settled	—	(888)

Outstanding at December 31, 2017	1,943	1,219